Principal subsidiaries - Summary of principal in subsidiaries (Detail)	12 Months Ended
Dec. 31, 2017
Argyle Diamonds Limited [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	100.00%
Argyle Diamonds Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Australia
Company of operation, Subsidiary	Argyle Diamonds Limited
Principal activities, Subsidiary	Mining and processing of diamonds
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
Dampier Salt Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Australia
Company of operation, Subsidiary	Dampier Salt Limited
Principal activities, Subsidiary	Salt and gypsum
Proportion of class held (%), Subsidiary	68.36%
Ownership percentage in subsidiary	68.36%
Non-controlling interest (%), Subsidiary	31.64%
Energy Resources of Australia Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	68.40%
Energy Resources of Australia Limited [Member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Australia
Company of operation, Subsidiary	Energy Resources of Australia Limited
Principal activities, Subsidiary	Uranium mining
Proportion of class held (%), Subsidiary	68.39%
Ownership percentage in subsidiary	68.39%
Non-controlling interest (%), Subsidiary	31.61%
Hamersley Iron Pty Limited [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	100.00%
Hamersley Iron Pty Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Australia
Company of operation, Subsidiary	Hamersley Iron Pty Limited
Principal activities, Subsidiary	Iron ore mining
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
North Mining Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Australia
Company of operation, Subsidiary	North Mining Limited
Principal activities, Subsidiary	Iron ore mining
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
Queensland Coal Pty Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Australia
Company of operation, Subsidiary	Queensland Coal Pty Limited
Principal activities, Subsidiary	Coal mining
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
Rio Tinto Aluminium (Holdings) Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Australia
Company of operation, Subsidiary	Rio Tinto Aluminium (Holdings) Limited
Principal activities, Subsidiary	Bauxite mining; alumina production; primary aluminium smelting
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
Robe River Mining Co Pty Ltd [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Australia
Company of operation, Subsidiary	Robe River Mining Co Pty Ltd
Principal activities, Subsidiary	Iron ore mining
Ownership percentage in subsidiary	60.00%
Non-controlling interest (%), Subsidiary	40.00%
Robe River Mining Co Pty Ltd [member] | Class A shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of class held (%), Subsidiary	40.00%
Robe River Mining Co Pty Ltd [member] | Class B shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of class held (%), Subsidiary	76.36%
Alcan Alumina Ltda. [member] | Quota shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Brazil
Company of operation, Subsidiary	Alcan Alumina Ltda.
Principal activities, Subsidiary	Alumina production and bauxite mining
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
Iron Ore Company of Canada [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Canada
Company of operation, Subsidiary	Iron Ore Company of Canada
Principal activities, Subsidiary	Iron ore mining; iron ore pellets
Proportion of class held (%), Subsidiary	58.72%
Ownership percentage in subsidiary	58.72%
Non-controlling interest (%), Subsidiary	41.28%
Rio Tinto Fer et Titane Inc. [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	100.00%
Rio Tinto Fer et Titane Inc. [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Canada
Company of operation, Subsidiary	Rio Tinto Fer et Titane Inc.
Principal activities, Subsidiary	Titanium dioxide feedstock; high purity iron and steel
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
Rio Tinto Fer et Titane Inc. [member] | Class B preference shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Canada
Company of operation, Subsidiary	Rio Tinto Fer et Titane Inc.
Principal activities, Subsidiary	Titanium dioxide feedstock; high purity iron and steel
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
Rio Tinto Fer et Titane Inc. [member] | Preferred shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Canada
Company of operation, Subsidiary	Rio Tinto Fer et Titane Inc.
Principal activities, Subsidiary	Titanium dioxide feedstock; high purity iron and steel
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
Diavik Diamond Mines (2012) Inc. [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Canada
Company of operation, Subsidiary	Diavik Diamond Mines (2012) Inc.
Principal activities, Subsidiary	Diamond mining and processing
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
Rio Tinto Alcan Inc. [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Canada
Company of operation, Subsidiary	Rio Tinto Alcan Inc.
Principal activities, Subsidiary	Bauxite mining; alumina refining; aluminium smelting
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
Simfer Jersey Limited [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	53.00%
Simfer Jersey Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Guinea
Company of operation, Subsidiary	Simfer Jersey Limited
Principal activities, Subsidiary	Iron ore project
Proportion of class held (%), Subsidiary	53.00%
Ownership percentage in subsidiary	53.00%
Non-controlling interest (%), Subsidiary	47.00%
Simfer Jersey Limited [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	53.00%
QIT Madagascar Minerals SA [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	80.00%
QIT Madagascar Minerals SA [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Madagascar
Company of operation, Subsidiary	QIT Madagascar Minerals SA
Principal activities, Subsidiary	Ilmenite mining
Proportion of class held (%), Subsidiary	80.00%
Ownership percentage in subsidiary	80.00%
QIT Madagascar Minerals SA [member] | Common Shares and Investment Certificates [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-controlling interest (%), Subsidiary	15.00%
QIT Madagascar Minerals SA [member] | Investment certificates [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Madagascar
Company of operation, Subsidiary	QIT Madagascar Minerals SA
Principal activities, Subsidiary	Ilmenite mining
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
QIT Madagascar Minerals SA [member] | Voting certificates [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Madagascar
Company of operation, Subsidiary	QIT Madagascar Minerals SA
Principal activities, Subsidiary	Ilmenite mining
Proportion of class held (%), Subsidiary	80.00%
Ownership percentage in subsidiary	80.00%
Non-controlling interest (%), Subsidiary	20.00%
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC) [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Turquoise Hill Resources Ltd
Ownership percentage in subsidiary	51.00%
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC) [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Mongolia
Company of operation, Subsidiary	Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC)
Principal activities, Subsidiary	Copper and gold mining
Proportion of class held (%), Subsidiary	50.79%
Ownership percentage in subsidiary	50.79%
Non-controlling interest (%), Subsidiary	49.21%
Rossing Uranium Limited [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	68.60%
Rossing Uranium Limited [member] | B class of shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Namibia
Company of operation, Subsidiary	Rössing Uranium Limited
Principal activities, Subsidiary	Uranium mining
Proportion of class held (%), Subsidiary	71.22%
Ownership percentage in subsidiary	68.62%
Non-controlling interest (%), Subsidiary	31.38%
Rossing Uranium Limited [member] | C class of shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	Namibia
Company of operation, Subsidiary	Rössing Uranium Limited
Principal activities, Subsidiary	Uranium mining
Proportion of class held (%), Subsidiary	70.59%
Rossing Uranium Limited [member] | Class B and Class C of Shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	68.62%
Richards Bay Titanium (Proprietary) Limited [member] | B ordinary shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	South Africa
Company of operation, Subsidiary	Richards Bay Titanium (Proprietary) Limited
Principal activities, Subsidiary	Titanium dioxide/high purity iron production
Proportion of class held (%), Subsidiary	100.00%
Richards Bay Titanium (Proprietary) Limited [member] | B preference shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	South Africa
Company of operation, Subsidiary	Richards Bay Titanium (Proprietary) Limited
Principal activities, Subsidiary	Titanium dioxide/high purity iron production
Proportion of class held (%), Subsidiary	100.00%
Richards Bay Titanium (Proprietary) Limited [member] | Parent preference shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	South Africa
Company of operation, Subsidiary	Richards Bay Titanium (Proprietary) Limited
Principal activities, Subsidiary	Titanium dioxide/high purity iron production
Proportion of class held (%), Subsidiary	100.00%
Richards Bay Titanium (Proprietary) Limited [member] | B Ordinary, B Preference and Parent Preference Shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	74.00%
Non-controlling interest (%), Subsidiary	26.00%
Richards Bay Mining (Proprietary) Limited [member] | B ordinary shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	South Africa
Company of operation, Subsidiary	Richards Bay Mining (Proprietary) Limited
Principal activities, Subsidiary	Ilmenite, rutile and zircon mining
Proportion of class held (%), Subsidiary	100.00%
Richards Bay Mining (Proprietary) Limited [member] | B preference shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	South Africa
Company of operation, Subsidiary	Richards Bay Mining (Proprietary) Limited
Principal activities, Subsidiary	Ilmenite, rutile and zircon mining
Proportion of class held (%), Subsidiary	100.00%
Richards Bay Mining (Proprietary) Limited [member] | Parent preference shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	South Africa
Company of operation, Subsidiary	Richards Bay Mining (Proprietary) Limited
Principal activities, Subsidiary	Ilmenite, rutile and zircon mining
Proportion of class held (%), Subsidiary	100.00%
Richards Bay Mining (Proprietary) Limited [member] | B Ordinary, B Preference and Parent Preference Shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership percentage in subsidiary	74.00%
Non-controlling interest (%), Subsidiary	26.00%
Kennecott Holdings Corporation (including Kennecott Utah Copper, Kennecott Land and Kennecott Exploration) [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	United States of America
Company of operation, Subsidiary	Kennecott Holdings Corporation (including Kennecott Utah Copper, Kennecott Land and Kennecott Exploration)
Principal activities, Subsidiary	Copper and gold mining, smelting and refining, land development and exploration activities
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%
U.S. Borax Inc. [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation, Subsidiary	United States of America
Company of operation, Subsidiary	U.S. Borax Inc.
Principal activities, Subsidiary	Mining, refining and marketing of borates
Proportion of class held (%), Subsidiary	100.00%
Ownership percentage in subsidiary	100.00%